GCAT 2024-INV1 Trust ABS-15G

Exhibit 99.17

Client Name:	Bank of America Corporation
Client Project Name:	GCAT 2024-INV1
Start - End Dates:	5/2021 - 8/2023

Waived Conditions Summary

Report Run Date:	1/3/2024

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